As filed with the Securities and Exchange Commission on February 26, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Item 1. Schedule of Investments.

CAN SLIM SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 96.4%
Accommodation & Food Services: 4.6%
23,819	AFC Enterprises, Inc. *	$917,031
6,054	Cracker Barrel Old Country Store, Inc.	666,364
12,821	Domino's Pizza, Inc. *	892,983
19,933	Jack in the Box, Inc. *	997,049
11,127	Starbucks Corp.	872,245
		4,345,672
Administrative & Support Services: 3.0%
28,440	On Assignment, Inc. *	993,125
17,381	Portfolio Recovery Associates, Inc. *	918,412
38,562	TrueBlue, Inc. *	994,128
		2,905,665
Air Transportation: 0.6%
50,816	Republic Airways Holdings, Inc. *	543,223
Apparel Manufacturing: 1.9%
48,064	Express, Inc. *	897,355
30,151	Fifth & Pacific Cos., Inc. *	966,943
		1,864,298
Beverage & Tobacco Products: 0.8%
9,346	PepsiCo, Inc.	775,157
Chemical Manufacturing: 10.0%
28,347	Abbott Laboratories	1,086,541
12,502	Cytec Industries, Inc.	1,164,686
14,023	Eli Lilly & Co.	715,173
16,427	Forest Laboratories, Inc. *	986,113
10,057	International Flavors & Fragrances, Inc.	864,701
8,687	Johnson & Johnson	795,642
32,515	Lannett Co., Inc. *	1,076,246
30,665	Pfizer, Inc.	939,269
22,551	RPM International, Inc.	936,092
15,432	The Scotts Miracle-Gro Co.	960,179
		9,524,642
Computer & Electronic Products: 5.5%
39,298	Benchmark Electronics, Inc. *	906,998
28,000	Canadian Solar, Inc. *	834,960
63,500	Ericsson - ADR	777,240
28,181	Methode Electronics, Inc.	963,508
13,628	Sirona Dental Systems, Inc. *	956,686
26,427	SunPower Corp. *	787,789
		5,227,181
Construction of Buildings: 1.2%
37,313	Quanta Services, Inc. *	1,177,598
Credit Intermediation: 6.9%
11,160	American Express Co.	1,012,547
63,749	Bank of America Corp.	992,572
15,299	The Bank of Novia Scotia	956,952
19,971	CIT Group, Inc.	1,041,088
14,372	JPMorgan Chase & Co.	840,474

14,139	Royal Bank of Canada	950,565
3,582	Visa, Inc.	797,640
		6,591,838
Data Processing, Hosting & Related Services: 0.9%
30,203	ExlService Holdings, Inc. *	834,207
Diversified Services: 1.1%
11,579	Viacom, Inc.	1,011,310
Electrical Equipment, Appliance, & Component Manufacturing: 1.0%
13,561	Emerson Electric Co.	951,711
Electronics & Appliance Stores: 2.0%
23,724	Best Buy Co., Inc.	946,113
20,187	GameStop Corp.	994,412
		1,940,525
Entertainment: 1.7%
19,270	Lions Gate Entertainment Corp. *	610,088
17,742	The Madison Square Garden Co. *	1,021,584
		1,631,672
Fabricated Metal Products: 2.1%
7,836	Alliant Techsystems, Inc.	953,484
6,997	Valmont Industries, Inc.	1,043,393
		1,996,877
Food & Beverage Stores: 1.0%
24,031	The Kroger Co.	949,945
Food Manufacturing: 1.0%
12,024	Green Mountain Coffee Roasters, Inc. *	908,774
Furniture & Related Product Manufacturing: 1.1%
22,075	Fortune Brands Home & Security, Inc.	1,008,828
Information Services: 1.1%
32,654	Multimedia Games Holding Co., Inc. *	1,024,029
Insurance: 8.9%
16,846	The Allstate Corp.	918,781
41,022	Assured Guaranty Ltd.	967,709
29,637	Brown & Brown, Inc.	930,305
32,281	Montpelier Re Holdings Ltd.	939,377
14,781	StanCorp Financial Group, Inc.	979,241
14,805	The Hanover Insurance Group, Inc.	884,007
29,326	Unum Group	1,028,756
11,454	WellPoint, Inc. *	1,058,235
23,026	XL Group PLC	733,148
		8,439,559
Internet Information: 1.0%
11,963	Qihoo 360 Technology Co. Ltd. - ADR*	981,564
Machinery Manufacturing: 2.1%
17,436	Applied Industrial Technologies, Inc.	855,933
18,164	Toro Co.	1,155,231
		2,011,164
Medical Equipment & Supplies Manufacturing: 0.9%
14,706	Medtronic, Inc.	843,977
Merchant Wholesalers: 2.6%
5,904	Ralph Lauren Corp.	1,042,469
3,587	W. W. Grainger, Inc.	916,192
3,241	Whirlpool Corp.	508,383
		2,467,044
Merchant Wholesalers, Durable Goods: 0.9%
13,304	Covidien PLC	906,002

Oil & Gas: 2.2%
23,781	Cabot Oil & Gas Corp.	921,752
34,727	Exterran Holdings, Inc. *	1,187,663
		2,109,415
Oil & Gas Extraction: 3.7%
8,871	Anadarko Petroleum Corp.	703,648
5,984	EOG Resources, Inc.	1,004,354
19,437	Sasol Ltd. - ADR	961,160
10,169	SM Energy Co.	845,146
		3,514,308
Professional, Scientific, & Technical Services: 4.8%
8,788	FactSet Research Systems, Inc.	954,201
53,042	Genpact Ltd. *	974,382
20,581	iGATE Corp.	826,533
20,717	MAXIMUS, Inc.	911,341
44,941	MedAssets, Inc. *	891,180
		4,557,637
Rail Transportation: 1.0%
5,767	Union Pacific Corp.	968,856
Retail Trade: 6.3%
17,075	eBay, Inc. *	937,247
13,089	The Home Depot, Inc.	1,077,748
18,118	HSN, Inc. *	1,128,751
18,912	Lowe's Cos., Inc.	937,090
40,669	Pier 1 Imports, Inc.	938,640
25,837	Urban Outfitters, Inc. *	958,553
		5,978,029
Securities & Financial Services: 6.1%
16,158	Citigroup, Inc.	841,993
11,826	The PNC Financial Services Group, Inc.	917,461
45,366	PrivateBancorp, Inc.	1,312,438
32,959	SLM Corp. *	866,163
58,900	TCF Financial Corp.	957,125
20,811	Wells Fargo & Co.	944,820
		5,840,000
Semiconductor Related Products: 1.0%
49,220	ChipMOS Technologies (Bermuda) Ltd.	946,993
Specialty Trade Contractors: 0.9%
46,148	Comfort Systems USA, Inc.	894,810
Support Activities for Mining: 1.0%
10,387	Schlumberger Ltd.	935,973
Transportation Equipment Manufacturing: 3.9%
6,986	Boeing Co.	953,519
9,964	Huntington Ingalls Industries, Inc.	896,860
7,745	United Technologies Corp.	881,381
11,920	Visteon Corp. *	976,129
		3,707,889
Utilities: 1.6%
22,018	Edison International	1,019,433
13,387	UGI Corp.	555,025
		1,574,458
TOTAL COMMON STOCKS
(Cost $85,381,925)		91,890,830
REAL ESTATE INVESTMENT TRUSTS: 1.8%
67,822	E-House (China) Holdings Ltd. - ADR	1,022,756
16,903	Potlatch Corp.	705,531
		1,728,287

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $1,436,402)		1,728,287
SHORT-TERM INVESTMENTS: 3.9%
Money Market Funds: 3.9%
3,732,774	Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.000% (a)	3,732,774
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,732,774)		3,732,774
TOTAL INVESTMENTS IN SECURITIES: 102.1%
(Cost $90,551,101)		97,351,891
Liabilities in Excess of Other Assets: (2.1)%		(2,021,340)
TOTAL NET ASSETS: 100.0%		$95,330,551

*	Non-income producing security.
ADR	American Depositary Receipt
(a)	Seven-day yield as of December 31, 2013.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

	Cost of investments	$90,551,101
	Gross unrealized appreciation	7,249,253
	Gross unrealized depreciation	(448,463)
	Net unrealized appreciation	$6,800,790

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

CAN SLIM SELECT GROWTH FUND
Summary of Fair Value Exposure at December 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2013. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$91,890,830	$-	$-	$91,890,830
Real Estate Investment Trusts	1,728,287	-	-	1,728,287
Short-Term Investments	3,732,774	-	-	3,732,774
Total Investments	$97,351,891	$-	$-	$97,351,891

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*        /s/ Elaine E. Richards
Elaine E. Richards, President

Date           2/24/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Elaine E. Richards
Elaine E. Richards, President

Date           2/24/2014

By (Signature and Title)*        /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date           2/23/2014

* Print the name and title of each signing officer under his or her signature.